UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: March 31
                        ----------
Date of reporting period: September 30, 2004
                         -------------------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS, LLC
Financial Statements
(Unaudited)
Period from April 1, 2004 to September 30, 2004

                Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements
                                   (Unaudited)





                Period from April 1, 2004 to September 30, 2004







                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets....    1

Schedule of Investments..............................................    2

Statement of Operations..............................................    3

Statements of Changes in Members' Equity - Net Assets................    4

Statement of Cash Flows..............................................    5

Notes to Financial Statements........................................    6

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
                                                                     (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value (cost $174,646,490)  $200,739,173
Cash and cash equivalents                                             18,453,505
Due from investment fund                                               8,717,898
Other assets                                                              14,215
--------------------------------------------------------------------------------

Total Assets                                                         227,924,791
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                16,648,500
Payable for members' interests repurchased                               373,187
Due to advisor                                                           785,662
Professional fees payable                                                111,321
Board of Managers' fees payable                                           33,000
Administration fees payable                                               37,500
--------------------------------------------------------------------------------

Total Liabilities                                                     17,989,170
--------------------------------------------------------------------------------

Net Assets                                                          $209,935,621
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $183,842,939
  Net unrealized appreciation on investments                          26,092,682
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $209,935,621
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

                                                                                      % of
                                                                                    Members' % Ownership    First
                                             First                                  Equity        of      Available
                                          Acquisition                  Fair         -  Net    Investment  Redemption
Investment Funds                             Date        Cost *        Value        Assets       Funds      Date **    Liquidity ***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                    7/1/2004  $  3,000,000  $  2,971,220       1.42%      3.57%    7/1/05        Quarterly
Foundation Partners, L.P.                   7/1/2002     8,000,000     8,576,716       4.09%      8.19%     N/A          Quarterly
JL Partners, L.P.                           4/1/2002     5,250,000     6,187,943       2.95%      1.08%     N/A          Annually
SAB Capital Partners, L.P.                  4/1/2001     5,000,000     6,100,959       2.91%      0.91%     N/A          Annually
Spring Point Institutional Partners, L.P.   1/1/2004     7,000,000     7,121,202       3.39%      2.03%    12/31/04      Quarterly
Swiftcurrent Partners, L.P.                10/1/2000     3,550,000     5,247,242       2.50%      1.45%     N/A          Annually
Tonga Partners, L.P.                       10/1/2000     3,060,553     6,668,538       3.18%      3.60%     N/A        Semi-annually
                                                      --------------------------------------
     Strategy Total                                     34,860,553    42,873,820      20.44%
                                                      --------------------------------------
Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.               10/1/2002     8,748,954     9,565,450       4.56%      7.43%     N/A          Quarterly
Bedford Falls Investors, L.P.               7/1/2002     2,000,000     2,327,231       1.11%      0.56%     N/A          Annually
Cadmus Capital Partners (QP), L.P.          7/1/2003     3,500,000     3,679,857       1.75%      3.04%     N/A          Quarterly
Indus Asia Pacific Fund, L.P.               3/1/2004     3,000,000     2,995,126       1.43%      0.47%    3/31/05       Quarterly
Indus Japan Fund, L.P.                      3/1/2004     6,000,000     6,529,849       3.11%      0.87%    3/31/05       Quarterly
Palmyra Capital Institutional Fund, L.P.    1/1/2004     9,000,000     8,235,185       3.92%      3.36%     N/A          Quarterly
Quaker Capital Partners I, L.P.             1/1/2001     6,000,000    10,183,730       4.85%      3.22%     N/A          Annually
                                                      --------------------------------------
     Strategy Total                                     38,248,954    43,516,428      20.73%
                                                      --------------------------------------
Hedged Sector Funds
-------------------
Argus Healthcare Partners, L.P.            11/1/2003     5,000,000     4,818,726       2.30%      1.75%   12/31/04     Semi-annually
Chilton New Era Partners, L.P.              1/1/2001     4,000,000     4,126,475       1.97%      0.93%     N/A          Annually
Coatue Qualified Partners, L.P.             1/1/2002     6,000,000     6,339,062       3.02%      0.14%     N/A          Quarterly
Durus Life Sciences Fund, LLC               1/1/2001       586,983     1,091,919       0.52%      2.05%     N/A             (1)
Endicott Partners II, L.P.                  1/1/2003     6,500,000     7,026,778       3.35%      4.28%     N/A        Semi-annually
Heirloom Qualified Partners, L.P.           4/1/2004     7,000,000     7,034,052       3.35%      5.15%    4/1/05        Quarterly
Longbow Partners, L.P.                      5/1/2004     7,500,000     7,641,909       3.64%      6.93%     N/A          Quarterly
Narragansett I, L.P.                       10/1/2000     3,850,000     4,609,424       2.20%      1.69%     N/A          Annually
P.A.W. Partners, L.P.                      10/1/2000     3,100,000     3,061,215       1.46%      0.83%     N/A          Quarterly
Vardon Partners II, L.P.                   10/1/2002     9,000,000    10,020,914       4.77%      8.80%     N/A          Annually
                                                      --------------------------------------
     Strategy Total                                     52,536,983    55,770,474      26.58%
                                                      --------------------------------------
Arbitrage/Distressed Funds
Aviator Partners, L.P.                      8/1/2004     4,000,000     3,926,953       1.87%      5.30%     N/A          Quarterly
Canyon Value Realization Fund, L.P.         7/1/2003     8,000,000     9,244,741       4.40%      0.77%     N/A          Annually
Castlerigg Partners, L.P.                   4/1/2004     6,000,000     6,197,961       2.95%      1.28%    4/1/05        Quarterly
JMG Capital Partners, L.P.                 10/1/2000     6,750,000    10,814,960       5.15%      1.22%     N/A          Quarterly
K Capital  II, L.P.                         1/1/2001     8,000,000     8,817,956       4.20%      1.47%     N/A          Quarterly
M&M Arbitrage LLC                           4/1/2004     4,000,000     3,720,210       1.77%      2.11%    4/1/05        Quarterly
Satellite Fund II, L.P.                    10/1/2000     3,000,000     4,146,164       1.97%      0.43%     N/A          Annually
Stark Investments Limited Partnership      10/1/2000     9,250,000    11,709,507       5.58%      0.70%     N/A          Annually
                                                      --------------------------------------
     Strategy Total                                     49,000,000    58,578,451      27.89%
                                                      --------------------------------------
Total Investments in Investment Funds                 $174,646,490   200,739,173      95.62%
                                                      ============
Other Assets, Less Liabilities                                         9,196,448       4.38%
                                                                    ------------------------
Members' Equity - Net Assets                                        $209,935,621     100.00%
                                                                    ========================

 * See definition in Note 2a.                           N/A Initial lock-up period has either expired prior to September 30, 2004 or
 ** From original investment date.                          Investment Fund did not have an initial lock-up period.
 ***  Available frequency of redemptions after initial  (1) The Investment Fund is currently in liquidation and has eliminated
      lock-up period.                                       partner withdrawal rights.

  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2004 to September 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $  41,466
--------------------------------------------------------------------------------

Total Investment Income                                                  41,466
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                        1,543,078
Professional fees                                                        87,000
Administration fees                                                      75,000
Board of Managers' fees and expenses                                     24,750
Other                                                                    95,117
--------------------------------------------------------------------------------

Total Operating Expenses                                              1,824,945
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,783,479)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized gain from investments in investment funds                1,217,898
Change in net unrealized depreciation on investments in
     investment funds                                                  (724,419)
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) from Investments                493,479
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS    $(1,290,000)
--------------------------------------------------------------------------------










  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                  Period from
                                               April 1, 2004 to    Year ended
                                                 September 30,      March 31,
                                                      2004             2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                             $  (1,783,479)    $  (2,855,805)
Net realized gain from investments                  1,217,898         2,991,622
Change in net unrealized (depreciation)
     appreciation on investments                     (724,419)       19,855,356
--------------------------------------------------------------------------------

(Decrease)/Increase in Members' Equity - Net
     Assets Derived from Operations                (1,290,000)       19,991,173
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                             41,743,308        38,682,473
Members' interests repurchased                     (4,481,870)      (19,745,980)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
     Derived From Capital Transactions             37,261,438        18,936,493
--------------------------------------------------------------------------------

Net increase in Members' Equity - Net Assets       35,971,438        38,927,666

MEMBERS' EQUITY - NET ASSETS
     AT BEGINNING OF PERIOD                       173,964,183       135,036,517
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
     AT END OF PERIOD                           $ 209,935,621     $ 173,964,183

--------------------------------------------------------------------------------













  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
                                Period from April 1, 2004 to September 30, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity - net assets derived
   from operations                                                 $ (1,290,000)
Adjustments to reconcile net decrease in members'
   equity - net assets derived from operations to net
   cash used in operating activities:
      Change in net unrealized depreciation on investments              724,419
      Net realized gain from investments                             (1,217,898)
      Purchases of investment funds                                 (44,500,000)
      Proceeds from sales of investment funds                           605,132
      Decrease in other assets                                           42,440
      Increase in due to Advisor                                        146,564
      Increase in Board of Managers' fees payable                        24,750
      Increase in professional fees payable                              26,321

--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (45,438,272)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions                                 30,123,500
Payments for members' interests repurchased                          (5,251,974)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            24,871,526
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                           (20,566,746)
Cash and cash equivalents at beginning of period                     39,020,251
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                         $ 18,453,505
--------------------------------------------------------------------------------










  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. (formerly known as NCT Opportunities, Inc.) serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Effective July 1, 2003, the Managers approved the change of the Company's name from Excelsior Hedge Fund of Funds I, LLC to Excelsior Directional Hedge Fund of Funds, LLC.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may, from time to time, offer to repurchase interests from members pursuant to written tenders by the members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Managers. The Advisor expects that, generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances, or with the written consent of the Managers, which may be withheld in their sole discretion.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in this respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The Advisor, or, in certain cases, the Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Managers, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund, LLC, valued at $1,091,919 and representing 0.52% of members' equity - net assets as of September 30, 2004, was fair valued in good faith by the Advisor at a value different than the value supplied by this Investment Fund's manager. This Investment Fund is in liquidation at September 30, 2004, and therefore, the Advisor determined the fair value of the Company's investment based on information provided to the Advisor. This Investment Fund is in liquidation, and accordingly, there are no ongoing redemption rights available to partners.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Such Investment Fund's fair value does not reflect any potential contingent liabilities associated with either the liquidation of the Investment Fund or, if any, pending litigation against it.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; management fee; travel and related expenses of the Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

c.  Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

For the period from April 1, 2004 to September 30, 2004, the Company reclassified $1,783,479 and $1,217,898 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to capital subscriptions - net. This reclassification was a result of permanent book-to-tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members, and had no effect on net assets.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust Company of North Carolina custody account, which earn interest at money market rates. Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2004, the employees and affiliates of the Advisor have a combined interest of approximately 13.51% of the Company's members' equity - net assets.

The Advisor provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Advisor provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the period ended September 30, 2004, the management fee was $1,543,078, of which $785,662 was payable as of September 30, 2004.

The Company earned $41,466 of interest income on their cash balances maintained at U.S. Trust Company of North Carolina, an affiliate of the Company. At September 30, 2004, the Company had a cash balance of $18,453,505 held by this affiliate.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each Manager, who is not an "interested person" of the Company as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. The Company incurred $24,750 of such expenses for the period ended September 30, 2004, of which $24,750 is payable as of September 30, 2004.

The Company incurred $6,000 in fees for the period ended September 30, 2004 related to custodian services provided by U.S. Trust.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the period ended September 30, 2004, the Company incurred $75,000 in expenses related to such administrative services, of which $37,500 was payable as of September 30, 2004.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2004, the Company had investments in thirty-two Investment Funds, none of which were affiliates as defined in the 1940 Act. An affiliate is a fund in which the Company has ownership of over 5% of the fund's voting securities. The Company has waived its voting rights for all of its investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to one year from initial investment.

Aggregate purchases of interest in Investment Funds for the period ended September 30, 2004 amounted to $44,500,000.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                              Notes to Financial Statements Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                         For the period                                                                  October 1,
                                        April 1, 2004 to        For the year        For the year       For the year       2000 * -
                                          September 30,            ended               ended              ended           March 31,
                                             2004 **           March 31, 2004      March 31, 2003     March 31, 2002       2001 **
                                       ---------------------------------------------------------------------------------------------
Net assets, end of period                 $ 209,935,621         $ 173,964,183      $ 135,036,517      $ 75,655,074      $ 21,109,962
Ratio of net investment loss to               (0.87)%               (1.82)%            (1.88)%           (2.15)%           (1.32)%
   average members' equity - net
   assets (b),(c)
Ratio of expenses to average                   0.89%                 1.87%              1.92%             2.16%             1.33%
   members' equity - net
   assets (b),(c)
Portfolio turnover                             4.47%                22.70%             14.31%               -                 -
Total return (a)                              (0.65)%               13.68%            (1.98)%             6.98%             5.44%


*     Commencement of operations.
** The ratios, portfolio turnover and total return are not annualized for these periods.
(a) Total return assumes a purchase of an interest in the Company on the first day and the sale of the interest on the last day of the period, and doesn't reflect the special one-time fee charged by the Advisor.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period indicated.
(c) Ratios do not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive allocation, of the Investment Funds.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

7.  Subsequent Events

As of September 30, 2004, the Company received capital subscriptions from members in the amount of $16,648,500, which is reflected as members interests received in advance on the Statement of Assets, Liabilities and Members' Equity
- Net Assets. These subscriptions will become interests in the Company effective October 1, 2004. The Company also invested $14,000,000 in three existing and one new Investment Fund as of October 1, 2004.

The Fund's Boards of Managers and Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP ("E&Y") as the Funds' independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Fund's March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Investment Adviser. During the period in which E&Y served as independent registered public accounting firm for the Fund, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Fund has no reason to believe that the Fund's March 31, 2004 financial statements were not prepared in accordance with generally accepted accounting principles or that such financial statements do not fairly present, in all material respects, the financial condition of the Fund as of that date.

The Board and the Audit Committee engaged Deloitte & Touche LLP ("D&T") as the Fund's independent registered public accounting firm and D&T will perform a re-audit of the Fund's March 31, 2004 financial statements.

8.  Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these \ arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------


9. Company Management

Information pertaining to the Board of Managers and officers of the Company is set forth below:


                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)     Term of Office                                                             Fund Complex
                           Held with the    and Length of                                                             Overseen by
Name, Address and Age         Company        Time Served       Principal Occupation During Past Five Years                Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                  Disinterested Managers
Gene M. Bernstein          Manager          Term - Indefinite;  Director of NIC Holding Corp; Dean of the Skodneck           4
U.S. Trust Company                          Length - since      Business Development Center at Hofstra University
114 West 47th Street                        October 2000        (2000 to 2001); President and Vice Chairman at
New York, NY  10036                                             Northville Industries, a petroleum marketing,
Age 57                                                          distribution, trading and storage company and
                                                                wholly-owned subsidiary of NIC Holding Corp.;
                                                                Director or Manager of UST Private Equity Investors
                                                                Fund, Inc., Excelsior Private Equity Fund II, Inc.,
                                                                Excelsior Venture Partners III, LLC, Excelsior
                                                                Venture Investors III, LLC and Excelsior Directional
                                                                Hedge Fund of Funds, LLC.

Stephen V. Murphy          Manager          Term - Indefinite;  President, S.V. Murphy & Co., Inc. (1991 to present).        4
U.S. Trust Copmany                          Length - since      Director of UST Private Equity Investors Fund, Inc.,
114 West 47th Street                        October 2000        Excelsior Private Equity Fund II, Inc., Excelsior
New York, NY  10036                                             Venture Partners III, L.L.C., Excelsior Venture
Age 59                                                          Investors III, LLC and Excelsior Directional Hedge
                                                                Fund of Funds, LLC.

Victor F. Imbimbo          Manager          Term - Indefinite;  Head of healthcare marketing in the United States for        4
U.S. Trust Company                          Length - since      TBWA, a global marketing agency (October 2002 to
114 West 47th Street                        October 2000        present); Founder, President and Chief Executive
New York, NY  10036                                             Officer, Bedrock Communications, Inc. (1996 to 2002);
Age 52                                                          Founder, President and Chief Executive Officer,
                                                                Hadley Group (1985 to 1996).  Director of UST Private
                                                                Equity Investors Fund, Inc., Excelsior Private Equity
                                                                Fund II, Inc., Excelsior Venture Partners III, L.L.C.,
                                                                Excelsior Venture Investors III, LLC and Excelsior
                                                                Directional Hedge Fund of Funds, LLC.


                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

9. Company Management (continued)


                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)     Term of Office                                                             Fund Complex
                           Held with the    and Length of                                                             Overseen by
Name, Address and Age         Company        Time Served       Principal Occupation During Past Five Years                Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Manager
Douglas Lindgren*          Manager and      Term - Indefinite;  Chair of U.S. Trust's Alternative Investments                 7
U.S. Trust Company         Chairman         Length - since      Division, Managing Director and Senior V.P. of
225 High Ridge Road                         July 2003           U.S. Trust (4/95 to present).  Also a manager of
Stamford, CT  06905                                             Excelsior Buyout Investors LLC and Excelsior
Age 44                                                          Directional Hedge Fund of Funds LLC.
                                          Officers who are not Managers
Spencer Boggess            Chief Executive  Term - Indefinite;  Chief Executive Officer of U.S. Trust Hedge Fund              N/A
U.S. Trust Company                          Length - since      Management, Inc. (7/04 to present); Portfolio
225 High Ridge Road                         July 2004           manager of Excelsior Directional Hedge Fund of
Stamford, CT 06905                                              Funds, LLC (7/03 to present); Senior V.P. and Co-
Age 37                                                          Director of Research of CTC Consulting, Inc. (10/00
                                                                to 6/03); Principal of Winston Partners (9/96 to
                                                                9/00).

Robert F. Aufenanger       Chief Financial  Term - Indefinite;  Chief Financial Officer and Treasurer of U.S.                 N/A
U.S. Trust Company         Officer and      Length - since      Trust's Alternative Investments Division and Senior
225 High Ridge Road        Treasure         July 2003           V.P. of U.S. Trust (4/03 to present); Independent
Stamford, CT  06905                                             consultant to private equity funds (1/02 to 3/03);
Age 51                                                          Chief Financial Officer, Icon Holding Corp. (12/99
                                                                to 12/01); Chief Financial Officer, Partnership
                                                                Group, Merrill Lynch & Co., Inc. (6/85 to 10/99).

Cynthia Englert            Secretary        Term - Indefinite;  V.P. of U.S. Trust (8/01 to present); Controller,             N/A
U.S. Trust Company                          Length - since      Whitney & Company (5/99 to 8/01); Financial analyst,
225 High Ridge Road                         June 2003           Greenwich Capital Markets (7/93 to 3/99).
Stamford, CT  06905
Age 40


Manager is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Advisor and its affiliates.

All officers of the Company are employees and/ or officers of the Investment Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

None

ITEM  9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the registrant's board of managers that would require disclosure since the registrant last submitted a response to this item.


ITEM 10.  CONTROLS AND PROCEDURES.
----------------------------------

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.


(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable to the registrant.

(b) Not applicable to the registrant.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindgren, Principal Executive Officer
Date December 9, 2004
    -------------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date December 9, 2004
    ------------------


* Print the name and title of each signing officer under his or her signature.